Inx Token Liability	12 Months Ended
Dec. 31, 2020
Disclosure Of Inx Token Liability Explanatory [Abstract]
INX TOKEN LIABILITY
NOTE 3:-	INX TOKEN LIABILITY

The number of INX Tokens that the Company has distributed as of December 31, 2020 or has an obligation to distribute as of December 31, 2019 is as follows:

	December 31,
	2020	2019

Founding shareholders:
Triple-V	9,435,939	9,435,939
A-Labs	4,550,000	4,550,000

	13,985,939	13,985,939

Investors - see Note 8	2,549,481	1,068,000
Issued in the Offering	10,256,128	-
Holders of convertible loans	2,690,623	2,690,623
Service providers	1,215,000	1,147,500

Total	30,697,171	18,892,062

INX Token liability	$24,106	$1,179

On August 20, 2020, the Company’s Form F-1 in connection with the Offering was declared as effective by the SEC. The Company intends to continue the public offering until its termination which is expected to occur in the second quarter of 2021. In the year ended December 31, 2020, the Company issued 10,256,128 INX Tokens in the Offering for a total consideration of $9,232 and additional 1,481,481 INX token in a shares and tokens financing agreement, in which the INX token consideration amounted to $1,171 (see Note 8(4)(d)).

The Company has determined the Offering price at $0.90 per token.

Certain INX tokens holders are subject to lock-up agreements that restrict such holder’s ability to sell or transfer their INX Tokens for periods of 6 to 24 months. For the purpose of determining the fair value of the INX token liability, the Company considered the restriction which apply on such token holders by discounting the Offering price with a discount rate reflecting the lack of marketability during the lock-up period.

The fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates applied as of December 31, 2020, are as follows:

	Discount rate	Number of INX tokens	Total fair value
Not subject to lock-up	0%	10,256,128	$9,232
Subject to lock-up through February 2021	6.35%	2,553,124	$2,152
Subject to lock-up through September 2021	12.09%	1,481,481	$1,171
Subject to lock-up through April 2023	21.77%	16,406,438	$11,551
Total		30,697,171	$24,106

The fair value per INX token as of December 31, 2020 for tokens which are not subject to lock-up agreement was $0.90, based on the Offering price. The level in the fair value hierarchy is level 1.

For INX tokens which are subject to lock-up agreement, the Company used the Finnerty model to determine the discount rates applying for such INX tokens during their lock-up agreements. The significant inputs and assumptions are risk free interest, volatility of 62.46% - 81.48% and the period under the lock up. The level in the fair value hierarchy applied for such tokens is level 2.

The fair value as of December 31, 2019 was $0.06237 per token as determined by management and the Board of Directors based on valuations derived from a capital raise pursuant to the terms of SAFEs approved by the Board of directors in February 2020. In determining the fair value of the INX Token prior to the Offering, the Company used various inputs and assumptions in performing an underlying comparison of the shareholder’s and INX Token holder’s participation rights in the Company’s earning distribution. The significant inputs and assumptions were the price of the Ordinary share of the Company, the volatility used in valuing the Company’s share options and INX Token warrants, expected term of the INX Token warrants, the number of INX Tokens expected to be issued in the Offering and the weighted average probability as to the amount of funds to be raised in the Offering. The level in the fair value hierarchy is level 3.

A quantitative sensitivity analysis of certain inputs that are significant to the fair value measurement as of December 31, 2019, are shown below:

Significant inputs	Input used	Sensitivity of the input to fair value

Price of the INX Ordinary share	December 2019: $0.98	10% increase (decrease) in the share price would result in increase (decrease) in fair value as of December 31, 2019 by $120.
Number of INX tokens expected to be issued in the Offering	130 million	Decrease of 50 million in the number of INX Tokens would result in an increase in fair value as of December 31, 2019 by $559.

In respect of the other significant inputs described above, the Company estimates that there are no expected reasonably possible changes in the assumptions that would have a significant effect on the fair value of the INX Tokens as of the reporting dates.

There is currently no trading market for the INX Token. If such a trading market were to develop, the fair value of the INX Token liability will be subject to fluctuations due to changes in market prices (market risk). The market price of the INX Token may be volatile due to a number of factors, including fluctuations in the Company’s results of operations and macro-economic factors.

In the years ended December 31, 2020 and 2019, the re-measurement to fair value of the INX Token liability in respect of INX Tokens resulted in an expense (unrealized loss) of $12,518 and $762, respectively, which was recorded in profit or loss.

The changes in the fair value of the INX Token liability attributable to changes in credit risk, excluding those changes in credit risk attributable to the embedded derivative, are immaterial for all reported periods and therefore no amounts have been included in other comprehensive income in respect of credit risk.